Convertible Notes Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible notes receivable [line items]
Value Converted into Shares		$ (12,402)
Fair value gain (loss) reflected in net earnings		1,899
Ending balance		11,353
Gold X [Member]
Convertible notes receivable [line items]
Beginning balance		10,019
Value Converted into Shares		(12,402)
Fair value gain (loss) reflected in net earnings		2,383
Ending balance		0
Convertible note receivable [member]
Convertible notes receivable [line items]
Beginning balance		21,856
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Beginning balance	$ 11,353	11,837
Fair value gain (loss) reflected in net earnings	5,733	(484)
Ending balance	$ 17,086	$ 11,353